INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2014
INCOME TAXES [Abstract]
Schedule of Income (Loss) Before Income Taxes

The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28,	February 28,
	2014	2013

Canada	(22,021)	(46,656)
Luxembourg	(12,989)	(15,367)
United States	149	(38,815)
Other	919	45,750
	(33,941)	(55,088)

Schedule of Income Tax Expense (Recovery)

Income tax expense (recovery) consists of the following:

	2014	2013

Current
Canada	22	59
Foreign	338	133
Total	360	192

Deferred
Canada	-	-
Foreign	38	(273)
Total	38	(273)

Income tax expense (recovery)	398	(81)

Schedule of Reported Income Tax Provision Reconciliation

The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2014	2013

Income (loss) before income taxes	(33,941)	(55,088)
Statutory income tax rate	26.50%	26.50%
Expected income tax expense	(8,994)	(14,598)
Foreign tax rate differences	3,235	(1036)
Non-deductible expenses and non-taxable income	(577)	2,498
Change in valuation allowances	8,307	16,132
Change in enacted tax rates	-	(3,312)
Expiry of unrecognized tax credits	1,079	-
Research and development tax credits	(959)	(2,039)
Prior year adjustments	(1,669)	2,545
Other	(24)	(271)
	398	(81)

Schedule of Deferred Tax Assets and Liabilities

The Company's deferred tax assets and liabilities include the following significant components:

	2014	2013

SR&ED expenditures	7,595	6,649
Research and development tax credits	13,980	13,021
Income tax loss carry forwards	27,785	23,320
Income and expense reserves	122	457
Book and tax differences on assets	602	325
Share issue expenses	102	412
Capital loss	19,015	15,676
Ontario Harmonization tax credit	-	1,079

Gross future tax assets	69,201	60,939

Valuation allowance	(67,596)	(59,289)
Net deferred tax assets	1,605	1,650